Intangibles, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Intangibles, Net [Abstract]
Patents	$ 80,000	$ 80,000
Less accumulated amortization	(46,000)	(39,000)
Net	$ 34,000	$ 41,000